Condensed Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Series C Convertible Preferred Stock [Member]
Issuance of Series C Preferred Stock, cost	$ 24	$ 395	$ 152